THE COMPANY AND BASIS OF PRESENTATION (Details - Retroactive basis the reverse stock splits) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Offsetting Assets [Line Items]
Weighted average shares outstanding, basic	9,437,871	532,928	7,699,173	515,975
Weighted average shares outstanding, diluted	9,437,871	532,928	7,699,173	515,975
Basic net loss per shares attributable to common stockholders	$ (0.15)	$ (1.87)	$ (0.65)	$ (7.07)
Diluted net loss per shares attributable to common stockholders	$ (0.15)	$ (1.87)	$ (0.65)	$ (7.07)
Pre-2024 split [Member]
Offsetting Assets [Line Items]
Weighted average shares outstanding, basic					8,908,934
Weighted average shares outstanding, diluted					8,908,934
Basic net loss per shares attributable to common stockholders					$ (0.55)
Diluted net loss per shares attributable to common stockholders					$ (0.55)
Post-2024 split [Member]
Offsetting Assets [Line Items]
Weighted average shares outstanding, basic					556,808
Weighted average shares outstanding, diluted					556,808
Basic net loss per shares attributable to common stockholders					$ (8.82)
Diluted net loss per shares attributable to common stockholders					$ (8.82)